NOMURA ETF TRUST

(the “Trust”)

Supplement to the current Statement of Additional Information (“SAI”)

for each Fund of the Trust (each, a “Fund”), as may be supplemented

This supplement provides new and additional information beyond that contained in the current SAI and should be read in conjunction with the current SAI. Capitalized terms not otherwise defined in this Supplement have the same meaning as in the SAI.

Notice of Joint Special Shareholder Meeting Results

At the joint special shareholder meeting held on September 9, 2026, Fund shareholders approved the proposal to elect eleven (11) trustees to the Board of Trustees (“Board”).

The effective date of the 11-person Board will be October 12, 2026 (“Effective Date”).

The Trust will become part of the Nomura Funds complex as of the Effective Date.

Trustee Changes

Accordingly, on the Effective Date, the following changes are made to each Fund’s SAI:

I.	The trustee information in the trustees and officers table in the section entitled “Management of the Trust – Trustees and officers” is deleted in its entirety and replaced with the following:

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1970	Trustee	Trustee since October 2026	92	Nomura Asset Management International[3]—Chief Executive Officer (2025-Present); Macquarie Asset Management[4](2015–2025)—Head of Equities & Multi-Asset (2023–2025); Head of Americas of Macquarie Group (2017–2025); Global Head of Public Investments (2019–2023)	None

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since October 2026	92	Stonebrook Capital Management, LLC (financial technology: macro factors and databases)—Managing Member (1993–Present)	None

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since April 2026	92	J.P. Morgan Chase & Co.(1987–2013)—Chief Executive Officer, Private Wealth Management (2011–2013)	None
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since October 2026	92	Private Investor (2011–Present); State Street Bank and Trust Company (1996–2011)—Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer	None
John A. Fry 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since October 2026	92	Temple University—President (2024–Present) Drexel University—President (2010-2024)	FS Credit Real Estate Income Trust, Inc. (2018–Present) vTv Therapeutics Inc. (2017–2024) Community Health Systems (2004–Present)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since October 2026	92

University of Oklahoma—President (2020–Present); Interim President (2019–2020); Vice President and Dean, College of Law (2010–2019)

Brookhaven Investments LLC (commercial enterprises) — Managing Member (2019–Present)

St. Clair, LLC (commercial enterprises)—Managing Member (2019–Present)

					OU Health, Inc. (2020–Present) Valliance Bank (2007–Present)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since October 2026	92	Children’s Mercy Hospitals and Clinics (2005–2019)—Chief Administrative Officer (2016–2019); Chief Financial Officer (2006-2016)

Brixmor Property Group Inc. (REIT) (2021–Present)

Sera Prognostics Inc. (biotechnology)
(2021–Present)

Recology (resource
recovery) (2021–2023)

Evergy, Inc., Kansas City
Power & Light Company,
KCP&L Greater Missouri
Operations Company,
Westar Energy, Inc. and Kansas Gas and Electric
Company (related utility companies)
(2004–Present)

American Shared Hospital Services (medical device) (2017–2021)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since October 2026	92	Banco Itaú International—Chief Executive Officer (2012–2016); US Trust, Bank of America Private Wealth Management—President (2007-2008); U.S. Trust Corp.—President & CEO (2005-2007)	Invitation Homes Inc. (2023–Present) Callon Petroleum Company (2019–2024) Camden Property Trust (2011–Present) New Senior Investment Group Inc. (REIT) (2021)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Nomura Fund Complex Overseen by Trustee[1]	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Brian A. Swain 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1969	Trustee	Since October 2023	92	Deputy Chief Investment Officer, Howard University (February 2018 – Present)	Director, Montgomery County, Maryland Employee Retirement Plan’s Investment Trust (October 2021–2024)
Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since October 2026 Chair since October 2026	92	PNC Financial Services Group (1983–2013)—Vice Chairman (2009–2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)
Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since October 2026	92	Gore Creek Capital, Ltd.—Chief Executive Officer and President (2009–Present); Capital Z Asset Management—Chief Executive Officer (2008-2009); California Public Employees’ Retirement System (CalPERS)—Senior Investment Officer of Global Equity (2002–2008)

The Merger Fund
(2013–2021), The Merger Fund VL (2013–2021), WCM Alternatives:
Event-Driven Fund
(2013–2021), and WCM Alternatives: Credit Event Fund (2017–2021)

Grange Insurance
(2013–Present)

H&R Block Corporation
(2008–2022)

[1]	The Nomura Fund Complex consists of the 12 series of the Trust and the 80 series of the Nomura Funds.
[2]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
[3]	Nomura Asset Management is part of the Investment Management Division of the Nomura Group, including the Funds’ Manager.
[4]	Macquarie Asset Management (“MAM”) is the marketing name for certain companies comprising the asset management division of Macquarie Group.

II.	The following replaces in its entirety the information in the sections entitled “Management of the Trust – Size and Composition of Board” and “Management of the Trust – Qualifications of the Trustees”:

Common Board of Trustees: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise  the Nomura  Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Size and Composition of Board: The Board is currently composed of eleven Trustees. Ten of the eleven are Independent Trustees. The Board is composed of Trustees with a variety of professional backgrounds and experiences. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee’s normal retirement date.

Qualifications of the Trustees: The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. In reaching its determination the Board, at the recommendation of the Nominating and Corporate Governance Committee, considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes, and skills. No one such factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, and/or other life experiences; (ii) the ability to work effectively and collegially with other people; (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole; and (iv) the Trustee’s willingness and ability to contribute to the Board’s oversight and decision-making functions and provide the necessary skills to allow the Board to carry out its responsibilities. In addition to the table above, set forth below is a brief discussion of the specific experience, qualifications and skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee. References below to the length of time served on the Board refers to the time since the Trustee began serving one or more of the Trusts in the Nomura Funds complex.

Jerome D. Abernathy — Mr. Abernathy has extensive experience in the investment management industry. He has been the Managing Member of  Stonebrook Capital Management, LLC (financial technology: macro factors and databases) since 1993 and has served in various roles including Chief Investment Officer and Managing Partner. Prior to that, Mr. Abernathy served as a Managing Director at Guggenheim Investments, Director of Research at Moore Capital Management, and as a trader and researcher at Morgan Stanley. He also has experience as a director of other corporate and not-for-profit boards, including current service for Computers for People beginning in 2023 and the Hoboken Community Center beginning in 2026. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from the Massachusetts Institute of Technology. He has served on the Board since January 2019.

Ann D. Borowiec — Ms.  Borowiec has extensive experience in the banking, and wealth management industry. She is currently a private investor. She was previously the Chief Executive Officer of Private Wealth Management at J.P. Morgan Chase & Co. from 2011 to 2013. During her 25 year career at J.P. Morgan, she served in a variety of senior roles including running the U.S. Private Bank, leading the global marketing team for Private Banking, and running Investor relations for J.P. Morgan Chase & Co. Ms. Borowiec began her career in public accounting. She also has experience as a director of other corporate and not-for-profit boards, including, among others, Santander Bank N.A., Banco Santander International and the New Jersey Symphony. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. She has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has extensive experience in the banking and financial services industry, including investments, risk management and business strategy. Mr. Chow is currently a private investor. He was previously at State Street Bank and Trust Company where he held a number of positions between 1990 and 2011, including Executive Vice President of Enterprise Risk Management, Executive Vice President of Emerging Economies Strategy, and Chief Risk and Corporate Administration Officer. He also has experience as a director of other corporate and not-for-profit boards, including Hercules Technology Growth Capital, Inc. Mr. Chow holds a  B.A. degree from Brandeis University and a M.C.P. (city planning) and a M.S in Management (finance) from the Massachusetts Institute of Technology. He has served on the Board since January 2013.

John A. Fry — Mr. Fry has extensive experience in higher education. Having served in senior management for four major institutions of higher learning, he has extensive experience overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He has been the President of Temple University since 2024. Prior to that, he served as President of Drexel University from 2010 to 2024; President of Franklin & Marshall College from 2002 to 2010; Executive Vice President of the University of Pennsylvania from 1995 to 2002; and as a management consultant for the higher education and non-profit sectors at Coopers & Lybrand’s National Higher Education Consulting Practice from 1990 to 1995 and KPMG Peat Marwick from 1982 to 1990. He also has extensive experience as a director of other corporate and not-for-profit boards, including, among others, the Federal Reserve Bank of Philadelphia, the Kresge Foundation and FS Credit Real Estate Income Trust Inc. Mr. Fry holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. He has served on the Board since January 2001.

Joseph Harroz, Jr. — Mr. Harroz has extensive experience in higher education. He has been the President of the University of Oklahoma since 2020. Prior to that he served as the Interim President from 2019 to 2020, Dean of the College of Law from 2010 to 2019, General Counsel from 1997 to 2019 and Vice President of Executive Affairs from 1994 to 1997. Mr. Harroz is a Managing Member of Brookhaven Investments LLC and St. Clair, LLC, each commercial enterprises, since 2019. He also has experience as a director of other corporate and not-for-profit boards, including OU Health, Inc., Southeastern Athletic Conference, Big 12 Athletic Conference and Valliance Bank. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. He has been on the Board since April 2021 and prior to that on the Board of Trustees of the Ivy Funds from November 1998 to April 2021, serving as chair of that board for more than a decade.

Sandra A.J. Lawrence — Ms. Lawrence has extensive experience in the healthcare and financial services sectors. She is currently a private investor. Ms. Lawrence was Chief Administrative Officer and Executive Vice President of Children’s Mercy Hospitals and Clinics from 2016 to 2019 and Chief Financial Officer and Executive Vice President from 2005 to 2016. Prior to that, she was Chief Financial Officer and Senior Vice President of Midwest Research Institute (MRI) from 2004 to 2005, Vice President and Administrator of Gateway, Inc. from 1998 to 2000, General Manager of Gateway’s Kansas City operation from 1997 to 1998, Director of MRI’s Statistics & Economics Center from 1995 to 1997, and President of Stern Brothers (investment bank) from 1992 to 1995. Ms. Lawrence also previously served as interim Chief Executive Officer of Frontier Medical Research, President and Chief Executive Officer of Global Packaging Solutions, Inc., and in various roles in commercial real estate development. She also has extensive experience as a director of other corporate, private, and not-for-profit boards, including the National Association of Corporate Directors since 2017 and the Hall (Hallmark) Family Foundation & Chinquapin Trusts since 1993. Ms. Lawrence holds a B.A. from Vassar College, an M.Arch from the Massachusetts Institute of Technology, and an M.B.A. from Harvard Business School. She has served on the Board since April 2021. Prior to that, she served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

Frances A. Sevilla-Sacasa — Ms.  Sevilla-Sacasa has extensive experience in banking and wealth management. She is currently a private investor and was CEO of Banco Itaú International, Miami, Florida, from April 2012 to December 2016. She served as Executive Advisor to the Dean of the University of Miami School of Business from August 2011 to March 2012, Interim Dean of the University of Miami School of Business from January 2011 to July 2011, President of US Trust, Bank of America Private Wealth Management from July 2007 to December 2008, President and CEO of US Trust Company from early 2007 until June 2007, and President of US Trust Company from November 2005 until June 2007. She previously served in a variety of roles with Citigroup’s private banking business, including President of Latin America Private Banking, President of Europe Private Banking, and Head of International Trust Business. She also has experience as a director of other corporate and not-for-profit boards, including the Florida Chapter of National Association of Corporate Directors since 2021. Ms. Sevilla-Sacasa holds a B.A. from the University of Miami and an M.B.A from the Thunderbird School of Global Management. She has served on the Board since September 2011.

Brian A. Swain — Mr. Swain has extensive experience in the investment management industry. Mr. Swain joined Howard University in February 2018 and is currently the Deputy Chief Investment Officer for Howard University’s investment office responsible for the management of the Endowment and Retirement Trust. He is also currently an appointed board member of Montgomery County Employee Retirement Plan’s Investment Trust in Maryland and served from October 2021 to 2024. Prior to joining Howard University, Mr. Swain worked for 28 years in various roles including Senior Managing Director and portfolio manager of Tiburon Capital Management LLC, co-founder and Chief Investment Officer for Quattro Global Capital LLC, analyst, head of research and portfolio manager for the Palladin Group LLC, and received credit and analytical training at Penn Mutual Life Insurance Company. He also has experience on the executive council of Inclusive Capitalism for Milken Institute beginning in 2026. Mr. Swain received a Bachelor of Science, Finance in 1990 from The Pennsylvania State University, is a chartered financial analyst (CFA), member of the CFA Institute and CFA Washington. He has served on the Board since October 2023.

Thomas K. Whitford — Mr.  Whitford has extensive experience in the banking and financial services industry. He is currently a private investor. He was the Vice Chairman of PNC Financial Services Group from 2009 to 2013. Prior to that, he held a number of other leadership positions at PNC, including Chairman of National City Bank (responsible for PNC’s integration of National City Corporation) from 2008 to 2009, Chief Administrative Officer from 2007 to 2008, Chief Risk Officer from 2002 to 2007, Chief Executive Officer of  PNC’s Wealth Management business from 1997 to 2001 and other positions from 1983 to 1997. He also has previous experience as a director of other corporate and not-for-profit boards, including among others, HSBC North America Holdings Inc., HSBC Finance Corporation, Longwood Gardens and The Barnes Foundation. Mr. Whitford holds a B.S. from the University of Massachusetts and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013 and chair since January 2023.

Christianna Wood — Ms. Wood has extensive portfolio management experience in the institutional investment management industry. She has been the President and Chief Executive Officer of Gore Creek Capital, Ltd. since 2009. Prior to that she served as the Chief Executive Officer of Capital  Z Asset Management (one of the largest independent sponsors of hedge funds) from 2008 to 2009 and as the Senior Investment Officer of Global Equity of the California Public Employees’ Retirement System (CalPERS) (the largest public pension plan in the United States) from 2002 to 2008. At CalPERS, in addition to the responsibility for their $150 billion global equity portfolio  in internal and externally-managed long only and hedge fund strategies,  Ms. Wood also had oversight responsibilities for  CalPERS corporate governance program and ESG strategies. She has extensive experience as a non-executive director of numerous corporate and not-for-profit boards. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood was a 2018 Harvard University Advanced Leadership Fellow. She has served on the Board since January 2019.

Shawn K. Lytle — Mr. Lytle is Chief Executive Officer of Nomura Asset Management International, where he is responsible for overseeing the business, investment teams, and strategies for clients. He joined Nomura Asset Management as part of  Nomura’s acquisition of Macquarie Asset Management’s US and European public investments business in 2025. He also serves as the President of Nomura Funds (formerly, Macquarie Funds) and oversees registered vehicle governance in the US and Europe. Mr.  Lytle is a member of the Nomura Asset Management International Executive Committee. He has more than 30 years of asset management experience. Before joining Macquarie in 2015, he held several management and equity investment roles at UBS Asset Management and various roles at J.P. Morgan Asset Management. Mr. Lytle is a member of the Investment Company Institute (ICI) Executive Committee. He is also a board member of  OppNet and Philadelphia Financial Scholars, in addition to being the former Chairman of the National Association of Securities Professionals (NASP). He earned a Bachelor of Science in  marketing from The McDonough School of Business at Georgetown University. He has served on the Board since September 2015.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated September 9, 2026.